Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net (loss) income	$ (233,356)	$ 855,605
Adjustments for:
Non-cash share-based compensation	16,237	3,159
Unrealized foreign exchange (gain) loss	(14,300)	45,073
Exploration and evaluation	8,896	30,239
Depletion and depreciation	1,047,904	587,050
Impairment loss (reversal)	833,662	(267,744)
Non-cash financing and accretion	32,350	24,431
Non-cash other income	(1,271)	(4,009)
Unrealized financial derivatives loss (gain)	11,517	(135,471)
Cash premiums on derivatives	(2,263)	0
Loss (gain) on dispositions	141,295	(4,898)
Deferred income tax (recovery) expense	(297,629)	31,716
Asset retirement obligations settled	(26,416)	(18,351)
Change in non-cash working capital	(220,895)	26,072
Cash flows from operating activities	1,295,731	1,172,872
Financing activities
Increase (decrease) in credit facilities	477,387	(136,980)
Decrease in acquired credit facilities	(373,608)	0
Debt issuance costs	(40,424)	(2,138)
Payments on lease obligations	(11,527)	(3,732)
Net proceeds from issuance of long-term notes	1,046,197	0
Redemption of long-term notes	0	(376,589)
Redemption of acquired long-term notes	(569,256)	0
Repurchase of common shares	(221,932)	(158,977)
Dividends declared	(37,519)	0
Change in non-cash working capital	(3,068)	0
Cash flows from (used in) financing activities	266,250	(678,416)
Investing activities
Additions to exploration and evaluation assets	0	(6,359)
Additions to oil and gas properties	(1,012,787)	(515,183)
Additions to other plant and equipment	(4,416)	(1,148)
Corporate acquisition, net of cash acquired	(662,579)	0
Property acquisitions	(38,914)	(1,352)
Proceeds from dispositions	160,256	25,649
Change in non-cash working capital	46,810	9,401
Cash flows used in investing activities	(1,511,630)	(488,992)
Change in cash	50,351	5,464
Cash, beginning of year	5,464	0
Cash, end of year	55,815	5,464
Supplementary information
Interest paid	153,224	84,225
Income taxes paid	$ 3,603	$ 2,303